THE ADVISORS' INNER CIRCLE FUND

                                FMC SELECT FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 22, 2015
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2015
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective November 1, 2015, Michael Kelter will become a Co-Portfolio Manager of the Fund and Andrew M. Freedberg will cease serving as a Co-Portfolio Manager of the Fund. Accordingly, the Prospectus is supplemented as follows:

     1. The reference to Andrew M. Freedberg is deleted from the subsection entitled "Portfolio Managers" on page 4 and is replaced with the following:

Michael Kelter, Managing Director, has managed the Fund since November 2015.

     2. The second paragraph under the subsection entitled "Portfolio Managers" on page 6 is deleted and is replaced with the following:

Michael Kelter is a Managing Director, portfolio manager and research analyst with the Adviser. He has co-managed the Fund since 2015. He has more than 7 years of financial industry experience. Prior to joining the Adviser in 2014, Mr. Kelter worked at Goldman Sachs.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FMC-SK-012-0100

                        THE ADVISORS' INNER CIRCLE FUND

                                FMC SELECT FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 22, 2015
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


Effective November 1, 2015, Michael Kelter will become a Co-Portfolio Manager of the Fund and Andrew M. Freedberg will cease serving as a Co-Portfolio Manager of the Fund. Accordingly, the SAI is supplemented as follows:

     1. The last paragraph under the subsection entitled "Portfolio Managers" beginning on page S-14 is deleted and replaced with the following:

"Compensation. The Adviser compensates each portfolio manager for managing the Funds. Each portfolio manager's compensation consists of a fixed annual salary. For 2014, in addition to a fixed annual salary, each of Mr. Muccia and Mr. Lefferman received distributions with respect to their ownership interests in the Adviser. Each of Mr. Patrick and Mr. Kelter received a salary and a discretionary annual bonus, and were also compensated with a percentage of advisory fees received by the Adviser with regard to clients they introduced into the Funds or other accounts where they introduced the client and/or were responsible for managing the account. Although not limited to any specific factors, the Adviser, when considering the amount of the portfolio managers' compensation, may consider factors such as the Funds' performance or asset levels. Portfolio managers' compensation is not linked to any specific factors."

     2. The table following the first full paragraph on page S-15 is deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                           DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Timothy C. Muccia              $100,001-$500,000 (FMC Select Fund)(1)
                               $100,001-$500,000 (FMC Strategic Value Fund)(1)
--------------------------------------------------------------------------------
Michael Kelter                 $10,001-$50,000 (FMC Select Fund)(2)
                               $1-$10,000 (FMC Strategic Value Fund)(2)
 -------------------------------------------------------------------------------
Edward I. Lefferman            $100,001-$500,000 (FMC Select Fund)(1)
                               $50,001-$100,000 (FMC Strategic Value Fund)(1)
--------------------------------------------------------------------------------
Paul E. Patrick                Over $1,000,000 (FMC Select Fund)(1)
                               $500,001-$1,000,000 (FMC Strategic Value Fund)(1)
--------------------------------------------------------------------------------

(1)  Valuation date is October 31, 2014.
(2)  Valuation date is September 30, 2015.

     3. The last sentence of the second full paragraph and the chart following such paragraph on page S-15 are deleted and replaced with the following:

OTHER ACCOUNTS. The information below is provided as of October 31, 2014 unless otherwise noted.

---------------------------------------------------------------------------------------------------
                            REGISTERED             OTHER POOLED
                     INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
                  ---------------------------------------------------------------------------------
                   NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
       NAME         ACCOUNTS   ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)    ACCOUNTS   ($ MILLIONS)
---------------------------------------------------------------------------------------------------
Timothy C. Muccia       0           $0             0            $0            387(1)      $905
---------------------------------------------------------------------------------------------------
Michael Kelter(2)       0           $0             0            $0              22          $6
---------------------------------------------------------------------------------------------------
Edward I. Lefferman     0           $0             0            $0             110        $125
---------------------------------------------------------------------------------------------------
Paul E. Patrick         0           $0             0            $0              59         $65
---------------------------------------------------------------------------------------------------

(1) Includes one account managed with a performance-based fee, representing approximately $60.7 million in assets.
(2)  Information provided as of September 30, 2015.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FMC-SK-013-0100